Property and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net consisted of the following:
	June 30, 2024	December 31, 2023
	(unaudited)
Construction in progress	$7,238,320	$44,139,576
Machinery	111,831,332	84,976,059
Building	18,208,030	14,996,749
Office equipment	7,035,476	847,144
Vehicle	364,217	382,000
	144,677,375	145,341,528
Less: accumulated depreciation	(13,865,319)	(2,559,970)
	$130,812,056	$142,781,558
Property and equipment, net consisted of the following:
	December 31, 2023	December 31, 2022
Construction in progress	$44,139,576	$516,072
Machinery	84,976,059	—
Building	14,996,749	—
Office equipment	847,144	355
Vehicle	382,000	—
	145,341,528	516,427
Less: accumulated depreciation	(2,559,970)	(17)
	$142,781,558	$516,410